Convertible Preferred Stock Warrants - Schedule of Assumptions Used to Determine Fair Value of Convertible Preferred Stock Warrants (Detail) (Conversion of preferred stock [Member], USD $)
In Millions, unless otherwise specified
0 Months Ended
Dec. 31, 2012
Minimum [Member]
Class of Warrant or Right [Line Items]
Remaining contractual term	2 years 7 months 6 days
Risk-free interest rate	0.30%
Volatility	55.00%
Change of control probability	25.00%
Control premium	40.00%
IPO threshold	$ 600
Maximum [Member]
Class of Warrant or Right [Line Items]
Remaining contractual term	8 years 8 months 12 days
Risk-free interest rate	1.50%
Volatility	64.00%
Change of control probability	50.00%
Control premium	40.00%
IPO threshold	$ 1,800